SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Segment Information
Loss for the year from continuing operations	$ (17)	¥ (122)	¥ (4,506)
Loss for the year from discontinued operations			(4,955)
Net loss (including non-controlling interests)	$ (17)	¥ (122)	¥ (9,461)